Total
American Funds Preservation Portfolio
American Funds Preservation Portfolio
Investment objective
The fund’s investment objective is to provide current income, consistent with preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 86 of the prospectus and on page 109 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds Preservation Portfolio	Class A		Class 529-A		Class ABLE-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-F-2	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%		2.50%		2.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A and Class ABLE-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Preservation Portfolio		Class A	Class C	Class T		Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T		Class 529-F-1	Class 529-F-2		Class 529-F-3	Class ABLE-A	Class ABLE-F-2	Class R-1		Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		none	none	none		none	none	none	none	none	none	none		none	none		none	none	none	none		none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees		0.30%	0.99%	0.25%		0.25%	none	none	0.24%	1.00%	0.50%	0.25%		0.25%	none		none	0.22%	none	1.00%	[1]	0.75%	0.60%	0.49%	0.24%	none	none	none
Other expenses		0.09%	0.09%	0.08%	[1]	0.14%	0.12%	0.01%	0.14%	0.14%	0.10%	0.14%	[1]	0.19%	0.12%	[1]	0.07%	0.09%	0.10%	0.10%		0.33%	0.22%	0.15%	0.10%	0.17%	0.06%	0.01%
Acquired (underlying) fund fees and expenses		0.27%	0.27%	0.27%		0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%		0.27%	0.27%		0.27%	0.27%	0.27%	0.27%		0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Total annual fund operating expenses		0.66%	1.35%	0.60%		0.66%	0.39%	0.28%	0.65%	1.41%	0.87%	0.66%		0.71%	0.39%		0.34%	0.58%	0.37%	1.37%		1.35%	1.09%	0.91%	0.61%	0.44%	0.33%	0.28%
Fee waiver	[2]																	0.06%	0.06%
Total annual fund operating expenses after fee waiver											0.87%	0.66%		0.71%	0.39%		0.34%	0.52%	0.31%
[1]	Restated to reflect current fees.
[2]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2025. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds Preservation Portfolio - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 316	$ 237	$ 310	$ 67	$ 40	$ 29	$ 315	$ 244	$ 89	$ 316	$ 73	$ 40	$ 35	$ 302	$ 32	$ 139	$ 137	$ 111	$ 93	$ 62	$ 45	$ 34	$ 29
3 years	456	428	437	211	125	90	453	446	278	456	227	125	109	425	113	434	428	347	290	195	141	106	90
5 years	609	739	576	368	219	157	603	771	482	609	395	219	191	560	202	750	739	601	504	340	246	185	157
10 years	$ 1,052	$ 1,434	$ 981	$ 822	$ 493	$ 356	$ 1,040	$ 1,203	$ 1,073	$ 1,052	$ 883	$ 493	$ 431	$ 952	$ 462	$ 1,646	$ 1,624	$ 1,329	$ 1,120	$ 762	$ 555	$ 418	$ 356

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Preservation Portfolio - USD ($)	Class C	Class 529-C
1 year	$ 137	$ 144
3 years	428	446
5 years	739	771
10 years	$ 1,434	$ 1,203

Portfolio turnover

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds fixed income funds. The fund will principally invest in funds that seek current income through investments in bonds or in other fixed income instruments.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality) with intermediate to short-term durations. The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The investment adviser anticipates that exposure to mortgage-backed securities and asset-backed securities may help the fund generate current income. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income, consistent with preservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various types of bonds or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 2.90% (quarter ended March 31, 2020)

Lowest -2.82% (quarter ended March 31, 2022)

The fund's total return for the nine months ended September 30, 2023, was 0.95%.

Average annual total returns For the periods ended December 31, 2022:
Average Annual Returns - American Funds Preservation Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	(5.91%)	0.95%	0.96%	1.04%	May 18, 2012
Class A	(8.49%)	0.19%	0.44%	0.53%	May 18, 2012
Class C	(7.72%)	(0.01%)	0.12%	0.24%	May 18, 2012
Class F-1	(6.16%)	0.67%	0.69%	0.78%	May 18, 2012
Class F-3	(5.80%)	1.06%		1.07%	Jan. 27, 2017
Class 529-A	(8.49%)	0.19%	0.42%	0.51%	May 18, 2012
Class 529-C	(7.77%)	(0.08%)	0.29%	0.39%	May 18, 2012
Class 529-E	(6.37%)	0.45%	0.43%	0.52%	May 18, 2012
Class 529-F-1	(5.98%)	0.90%	0.90%	0.98%	May 18, 2012
Class 529-F-2	(5.90%)			(2.71%)	Oct. 30, 2020
Class 529-F-3	(5.87%)			(2.67%)	Oct. 30, 2020
Class ABLE-A	(8.41%)			0.40%	Jul. 13, 2018
Class ABLE-F-2	(5.85%)			(2.48%)	Oct. 30, 2020
Class R-1	(6.81%)	(0.09%)	(0.07%)	0.05%	May 18, 2012
Class R-2	(6.81%)	(0.04%)	(0.05%)	0.05%	May 18, 2012
Class R-2E	(6.57%)	0.23%		0.38%	Aug. 29, 2014
Class R-3	(6.40%)	0.40%	0.40%	0.49%	May 18, 2012
Class R-4	(6.11%)	0.70%	0.72%	0.81%	May 18, 2012
Class R-5E	(5.94%)	0.91%		0.99%	Nov. 20, 2015
Class R-5	(5.85%)	0.98%	1.00%	1.08%	May 18, 2012
Class R-6	(5.81%)	1.03%	1.05%	1.13%	May 18, 2012
After Taxes on Distributions | Class F-2	(6.76%)	0.14%	0.25%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	(3.50%)	0.40%	0.43%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(5.48%)	0.74%	0.84%	0.89%	May 18, 2012
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(6.03%)	1.06%	1.25%	1.43%	May 18, 2012

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.